UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity® Specialized High Income Central Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.9
Ally Financial, Inc.	2.8
Sirius XM Radio, Inc.	2.3
Bank of America Corp.	1.9
13.2

Top Five Market Sectors as of February 28, 2019

% of fund's net assets
Energy	14.8
Healthcare	9.5
Telecommunications	9.2
Diversified Financial Services	8.7
Banks & Thrifts	7.9

Quality Diversification (% of fund's net assets)

As of February 28, 2019
BBB	4.6%
BB	69.9%
B	20.2%
Short-Term Investments and Net Other Assets	5.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Nonconvertible Bonds	88.8%
Convertible Bonds, Preferred Stocks	0.3%
Bank Loan Obligations	1.0%
Other Investments	4.6%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 18.8%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.1%
	Principal Amount	Value
Convertible Bonds - 0.3%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24	$1,930,000	$1,599,412
3.375% 8/15/26	1,030,000	884,667
		2,484,079
Nonconvertible Bonds - 88.8%
Aerospace - 1.5%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	5,585,000	5,689,719
BWX Technologies, Inc. 5.375% 7/15/26 (a)	5,195,000	5,298,900
TransDigm, Inc. 6.25% 3/15/26 (a)	4,475,000	4,586,875
		15,575,494
Air Transportation - 0.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	4,955,000	4,930,225
Banks & Thrifts - 3.6%
Ally Financial, Inc.:
4.25% 4/15/21	1,520,000	1,537,100
5.125% 9/30/24	4,755,000	4,992,750
5.75% 11/20/25	16,535,000	17,527,100
8% 11/1/31	3,415,000	4,217,525
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,630,000	3,679,448
6% 12/19/23	4,000,000	4,203,217
		36,157,140
Broadcasting - 2.3%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	8,300,000	8,245,635
5% 8/1/27 (a)	2,995,000	2,927,553
5.375% 7/15/26 (a)	3,500,000	3,508,750
6% 7/15/24 (a)	8,520,000	8,828,850
		23,510,788
Cable/Satellite TV - 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,775,000	3,728,266
5% 2/1/28 (a)	8,615,000	8,291,938
5.125% 2/15/23	550,000	558,938
5.125% 5/1/23 (a)	2,000,000	2,035,200
5.125% 5/1/27 (a)	4,160,000	4,082,000
5.375% 5/1/25 (a)	5,000,000	5,118,750
5.5% 5/1/26 (a)	3,545,000	3,614,872
5.75% 2/15/26 (a)	1,570,000	1,626,975
5.875% 4/1/24 (a)	2,130,000	2,217,863
5.875% 5/1/27 (a)	2,500,000	2,567,969
CSC Holdings LLC:
5.375% 7/15/23 (a)	9,515,000	9,778,566
5.5% 5/15/26 (a)	1,805,000	1,825,306
5.5% 4/15/27 (a)	2,025,000	2,035,125
DISH DBS Corp.:
5.875% 11/15/24	2,290,000	1,928,638
7.75% 7/1/26	1,375,000	1,189,375
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,545,000	2,532,275
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	14,290,000	13,789,850
		66,921,906
Capital Goods - 1.2%
AECOM:
5.125% 3/15/27	7,600,000	7,210,500
5.875% 10/15/24	4,539,000	4,755,283
		11,965,783
Chemicals - 3.2%
CF Industries Holdings, Inc. 5.15% 3/15/34	3,110,000	2,923,276
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	6,210,000	6,012,522
OCI NV 6.625% 4/15/23 (a)	3,420,000	3,539,700
Olin Corp.:
5% 2/1/30	2,570,000	2,496,113
5.125% 9/15/27	3,500,000	3,526,250
The Chemours Co. LLC:
5.375% 5/15/27	4,000,000	3,900,000
7% 5/15/25	1,700,000	1,772,250
Valvoline, Inc. 4.375% 8/15/25	3,510,000	3,325,725
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	4,500,000	4,680,000
		32,175,836
Containers - 2.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.625% 5/15/23 (a)	11,500,000	11,586,250
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,680,000	3,542,000
OI European Group BV 4% 3/15/23 (a)	3,860,000	3,773,150
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	900,000	917,955
Silgan Holdings, Inc. 4.75% 3/15/25	1,060,000	1,038,800
		20,858,155
Diversified Financial Services - 8.7%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	1,250,000	1,256,025
FLY Leasing Ltd.:
5.25% 10/15/24	4,159,000	3,951,050
6.375% 10/15/21	1,665,000	1,677,488
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	21,415,000	21,655,890
6% 8/1/20	2,555,000	2,580,550
6.25% 2/1/22	3,100,000	3,192,380
6.375% 12/15/25	1,390,000	1,429,963
6.75% 2/1/24	740,000	774,225
MSCI, Inc.:
4.75% 8/1/26 (a)	3,230,000	3,230,000
5.25% 11/15/24 (a)	3,460,000	3,546,500
5.375% 5/15/27 (a)	4,455,000	4,599,788
Navient Corp.:
5.875% 10/25/24	260,000	250,250
6.5% 6/15/22	5,405,000	5,562,015
6.625% 7/26/21	3,500,000	3,618,125
6.75% 6/15/26	2,175,000	2,088,000
7.25% 9/25/23	4,470,000	4,609,688
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	1,665,000	1,652,513
5.25% 8/15/22 (a)	2,390,000	2,446,667
5.5% 2/15/24 (a)	4,120,000	4,259,050
Quicken Loans, Inc. 5.25% 1/15/28 (a)	5,390,000	4,911,638
SLM Corp.:
5.5% 1/25/23	2,865,000	2,829,188
6.125% 3/25/24	750,000	731,250
7.25% 1/25/22	1,350,000	1,415,813
Springleaf Financial Corp.:
6.875% 3/15/25	2,375,000	2,434,375
7.125% 3/15/26	2,805,000	2,819,306
		87,521,737
Diversified Media - 1.2%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,145,000	1,102,063
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	2,905,000	2,868,688
5.5% 10/1/21 (a)	305,000	307,669
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	7,535,000	7,516,163
		11,794,583
Energy - 14.1%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	3,500,000	3,570,000
5.875% 3/31/25	1,970,000	2,098,070
7% 6/30/24	9,965,000	11,036,238
Cheniere Energy Partners LP:
5.25% 10/1/25	15,555,000	15,749,438
5.625% 10/1/26 (a)	2,620,000	2,669,125
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (a)(b)(c)	4,435,000	4,412,860
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	5,995,000	6,034,342
6.25% 4/1/23	2,690,000	2,761,339
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,216,000	3,280,320
DCP Midstream Operating LP 5.375% 7/15/25	5,760,000	5,990,400
Duke Energy Field Services 8.125% 8/16/30	685,000	791,175
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	295,000	309,013
5.75% 1/30/28 (a)	295,000	314,175
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	4,820,000	4,844,100
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	7,853,000	7,538,880
5.75% 10/1/25 (a)	2,990,000	2,971,313
Jonah Energy LLC 7.25% 10/15/25 (a)	1,080,000	696,600
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,635,000	1,630,913
Nabors Industries, Inc. 5.5% 1/15/23	1,289,000	1,208,438
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	5,210,000	5,118,825
4.5% 9/15/27 (a)	2,365,000	2,246,750
Noble Holding International Ltd. 7.75% 1/15/24	288,000	256,320
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	6,185,000	6,121,295
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	2,700,000	2,760,750
QEP Resources, Inc. 5.25% 5/1/23	3,000,000	2,887,500
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	2,000,000	1,870,000
Sanchez Energy Corp. 7.25% 2/15/23 (a)	3,725,000	3,212,813
SemGroup Corp. 7.25% 3/15/26	4,965,000	4,803,638
Southwestern Energy Co. 7.75% 10/1/27	1,245,000	1,293,244
Summit Midstream Holdings LLC:
5.5% 8/15/22	2,980,000	2,971,656
5.75% 4/15/25	7,595,000	7,253,225
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	4,198,000	4,169,873
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,440,000	5,372,000
5.125% 2/1/25	3,420,000	3,437,100
5.25% 5/1/23	275,000	278,779
5.375% 2/1/27	460,000	462,305
5.875% 4/15/26 (a)	3,160,000	3,286,400
6.75% 3/15/24	1,640,000	1,717,900
Teine Energy Ltd. 6.875% 9/30/22 (a)	1,015,000	1,020,075
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	765,000	757,893
5% 1/31/28 (a)	865,000	821,750
6.625% 6/15/25 (a)(b)	2,235,000	2,346,750
		142,373,580
Food/Beverage/Tobacco - 3.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	3,270,000	3,290,438
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	6,190,000	6,278,517
5.875% 7/15/24 (a)	7,680,000	7,895,040
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	2,000,000	2,010,000
4.875% 11/1/26 (a)	1,325,000	1,326,656
Vector Group Ltd. 6.125% 2/1/25 (a)	10,995,000	9,730,575
		30,531,226
Gaming - 4.9%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	3,000,000	2,846,250
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,745,000	1,806,930
MCE Finance Ltd. 4.875% 6/6/25 (a)	7,690,000	7,392,754
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	14,000,000	13,416,620
4.5% 1/15/28	2,285,000	2,147,169
5.75% 2/1/27 (a)	920,000	941,850
MGM Mirage, Inc.:
5.75% 6/15/25	4,480,000	4,576,768
6% 3/15/23	2,175,000	2,275,594
Scientific Games Corp. 5% 10/15/25 (a)	6,230,000	6,035,313
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,825,000	2,702,289
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	2,735,000	2,639,275
5.5% 10/1/27 (a)	2,405,000	2,293,023
		49,073,835
Healthcare - 9.5%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	985,000	1,024,400
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585,000	2,597,925
HCA Holdings, Inc.:
4.5% 2/15/27	4,950,000	4,990,439
5% 3/15/24	2,335,000	2,442,724
5.25% 6/15/26	7,245,000	7,639,876
Hologic, Inc.:
4.375% 10/15/25 (a)	1,255,000	1,233,038
4.625% 2/1/28 (a)	235,000	227,363
IMS Health, Inc. 5% 10/15/26 (a)	5,200,000	5,291,000
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	4,875,000	4,838,438
5.25% 8/1/26	7,755,000	7,851,938
5.5% 5/1/24	1,405,000	1,438,369
6.375% 3/1/24	960,000	1,005,600
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,155,000	1,160,775
5.5% 2/1/21	5,385,000	5,462,409
Teleflex, Inc.:
4.625% 11/15/27	805,000	800,766
4.875% 6/1/26	7,400,000	7,501,750
Tenet Healthcare Corp.:
4.375% 10/1/21	1,485,000	1,503,563
4.5% 4/1/21	2,000,000	2,025,000
4.625% 7/15/24	11,310,000	11,239,313
5.125% 5/1/25	2,400,000	2,379,000
6.25% 2/1/27 (a)	1,615,000	1,662,441
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	10,725,000	11,301,469
Wellcare Health Plans, Inc.:
5.25% 4/1/25	7,780,000	7,942,991
5.375% 8/15/26 (a)	2,460,000	2,530,725
		96,091,312
Homebuilders/Real Estate - 0.4%
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,325,000	3,283,438
Starwood Property Trust, Inc. 4.75% 3/15/25	660,000	642,048
		3,925,486
Hotels - 1.0%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,785,000	4,713,225
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	3,000,000	2,985,000
4.875% 4/1/27	590,000	587,050
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,715,000	1,734,980
		10,020,255
Leisure - 0.2%
Mattel, Inc. 6.75% 12/31/25 (a)	2,565,000	2,526,525
Metals/Mining - 1.2%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	6,500,000	6,426,875
3.875% 3/15/23	1,395,000	1,374,745
4.55% 11/14/24	620,000	613,800
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,900,000	3,634,527
		12,049,947
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	2,665,000	2,595,044
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	3,000,000	3,038,340
		5,633,384
Services - 1.6%
Aramark Services, Inc.:
4.75% 6/1/26	2,415,000	2,396,888
5.125% 1/15/24	4,015,000	4,100,319
CDK Global, Inc.:
4.875% 6/1/27	715,000	702,638
5.875% 6/15/26	3,020,000	3,114,375
Corrections Corp. of America:
4.625% 5/1/23	4,595,000	4,416,944
5% 10/15/22	130,000	129,007
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,555,000	1,310,088
		16,170,259
Steel - 0.1%
Commercial Metals Co. 5.375% 7/15/27	1,480,000	1,385,650
Super Retail - 0.3%
Sally Holdings LLC:
5.5% 11/1/23	1,100,000	1,111,000
5.625% 12/1/25	240,000	235,500
The William Carter Co. 5.625% 3/15/27 (a)(d)	1,600,000	1,600,000
		2,946,500
Technology - 6.0%
Entegris, Inc. 4.625% 2/10/26 (a)	3,000,000	2,947,500
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,845,000	2,873,450
First Data Corp.:
5% 1/15/24 (a)	4,000,000	4,105,040
5.375% 8/15/23 (a)	4,745,000	4,856,508
Gartner, Inc. 5.125% 4/1/25 (a)	535,000	539,013
Micron Technology, Inc. 5.5% 2/1/25	1,815,000	1,864,822
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	1,794,000	1,794,000
5.625% 12/15/26	4,960,000	5,059,200
Open Text Corp. 5.875% 6/1/26 (a)	4,260,000	4,481,861
Qorvo, Inc. 5.5% 7/15/26 (a)	5,230,000	5,334,600
Sensata Technologies BV:
4.875% 10/15/23 (a)	2,840,000	2,918,100
5% 10/1/25 (a)	4,020,000	4,060,200
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,950,000	1,989,000
Symantec Corp.:
4.2% 9/15/20	515,000	520,687
5% 4/15/25 (a)	13,630,000	13,578,405
TTM Technologies, Inc. 5.625% 10/1/25 (a)	4,200,000	3,979,500
		60,901,886
Telecommunications - 8.7%
Altice Financing SA:
6.625% 2/15/23 (a)	3,480,000	3,558,300
7.5% 5/15/26 (a)	2,940,000	2,844,450
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	4,850,000	4,947,000
Equinix, Inc.:
5.75% 1/1/25	3,000,000	3,123,750
5.875% 1/15/26	6,860,000	7,185,850
Level 3 Financing, Inc.:
5.25% 3/15/26	3,689,000	3,619,831
5.375% 1/15/24	4,000,000	4,025,000
5.375% 5/1/25	2,200,000	2,194,500
5.625% 2/1/23	7,000,000	7,052,500
Millicom International Cellular SA 6.625% 10/15/26 (a)	4,495,000	4,662,439
Neptune Finco Corp. 6.625% 10/15/25 (a)	16,870,000	17,797,850
Qwest Corp. 6.75% 12/1/21	885,000	942,348
SBA Communications Corp. 4.875% 9/1/24	2,000,000	1,997,500
Sprint Corp. 7.875% 9/15/23	1,000,000	1,068,750
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,350,000	1,329,737
5.125% 4/15/25	1,525,000	1,563,602
6% 3/1/23	12,285,000	12,622,838
6% 4/15/24	1,450,000	1,506,188
6.5% 1/15/24	1,700,000	1,763,750
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,200,000	3,080,000
U.S. West Communications 7.25% 9/15/25	945,000	1,008,618
		87,894,801
Transportation Ex Air/Rail - 1.6%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	12,255,000	12,377,550
5.25% 5/15/24 (a)(d)	1,000,000	1,025,000
5.5% 1/15/23 (a)	2,190,000	2,245,188
		15,647,738
Utilities - 4.7%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	1,195,000	1,174,088
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,057,000	3,278,633
DPL, Inc. 6.75% 10/1/19	2,475,000	2,509,031
InterGen NV 7% 6/30/23 (a)	3,460,000	3,114,000
NRG Energy, Inc.:
5.75% 1/15/28	775,000	795,344
6.625% 1/15/27	665,000	708,225
NRG Yield Operating LLC 5% 9/15/26	1,435,000	1,338,138
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	6,587,383	7,048,499
The AES Corp.:
4.5% 3/15/23	965,000	972,238
4.875% 5/15/23	9,680,000	9,773,775
5.125% 9/1/27	1,550,000	1,592,625
6% 5/15/26	2,155,000	2,268,138
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	12,550,000	13,020,625
		47,593,359

TOTAL NONCONVERTIBLE BONDS		896,177,390

TOTAL CORPORATE BONDS
(Cost $890,093,543)		898,661,469

Bank Loan Obligations - 1.0%
Energy - 0.4%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9938% 5/7/25 (b)(c)	4,427,750	4,283,848
Gaming - 0.1%
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.3123% 8/14/24 (b)(c)	619,047	613,191
Telecommunications - 0.5%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (b)(c)	4,039,747	3,888,256
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7311% 2/22/24 (b)(c)	1,575,000	1,567,692

TOTAL TELECOMMUNICATIONS		5,455,948

TOTAL BANK LOAN OBLIGATIONS
(Cost $10,373,332)		10,352,987

Preferred Securities - 4.6%
Banks & Thrifts - 4.3%
Bank of America Corp.:
5.875% (b)(e)	3,220,000	3,236,721
6.25% (b)(e)	14,760,000	16,061,528
Barclays PLC 7.875% (Reg. S) (b)(e)	7,895,000	8,411,136
Credit Agricole SA:
6.625% (a)(b)(e)	5,485,000	5,604,068
7.875% (a)(b)(e)	1,480,000	1,610,049
Royal Bank of Scotland Group PLC 7.5% (b)(e)	2,445,000	2,533,529
Wells Fargo & Co. 5.9% (b)(e)	5,995,000	6,181,257

TOTAL BANKS & THRIFTS		43,638,288

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(e)	2,635,000	2,580,742
TOTAL PREFERRED SECURITIES
(Cost $44,797,260)		46,219,030
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 2.44% (f)
(Cost $44,615,286)	44,608,303	44,617,224
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $989,879,421)		999,850,710
NET OTHER ASSETS (LIABILITIES) - 0.9%		9,145,720
NET ASSETS - 100%		$1,008,996,430

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $458,483,949 or 45.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$433,451
Total	$433,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$898,661,469	$--	$898,661,469	$--
Bank Loan Obligations	10,352,987	--	10,352,987	--
Preferred Securities	46,219,030	--	46,219,030	--
Money Market Funds	44,617,224	44,617,224	--	--
Total Investments in Securities:	$999,850,710	$44,617,224	$955,233,486	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.2%
Cayman Islands	3.6%
Netherlands	3.2%
Luxembourg	2.5%
Canada	2.5%
United Kingdom	2.0%
Ireland	1.6%
Multi-National	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $945,264,135)	$955,233,486
Fidelity Central Funds (cost $44,615,286)	44,617,224
Total Investment in Securities (cost $989,879,421)		$999,850,710
Interest receivable		12,946,116
Distributions receivable from Fidelity Central Funds		75,936
Total assets		1,012,872,762
Liabilities
Payable for investments purchased
Regular delivery	$1,273,825
Delayed delivery	2,600,000
Other payables and accrued expenses	2,507
Total liabilities		3,876,332
Net Assets		$1,008,996,430
Net Assets consist of:
Paid in capital		$1,000,344,190
Total distributable earnings (loss)		8,652,240
Net Assets, for 10,187,420 shares outstanding		$1,008,996,430
Net Asset Value, offering price and redemption price per share ($1,008,996,430 ÷ 10,187,420 shares)		$99.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$1,533,774
Interest		19,845,304
Income from Fidelity Central Funds		433,451
Total income		21,812,529
Expenses
Custodian fees and expenses	$4,797
Independent directors' fees and expenses	2,359
Miscellaneous	3
Total expenses before reductions	7,159
Expense reductions	(5,202)
Total expenses after reductions		1,957
Net investment income (loss)		21,810,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(608,744)
Fidelity Central Funds	(1,938)
Total net realized gain (loss)		(610,682)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,201,859
Fidelity Central Funds	1,938
Total change in net unrealized appreciation (depreciation)		10,203,797
Net gain (loss)		9,593,115
Net increase (decrease) in net assets resulting from operations		$31,403,687

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,810,572	$36,135,330
Net realized gain (loss)	(610,682)	8,414,693
Change in net unrealized appreciation (depreciation)	10,203,797	(26,557,082)
Net increase (decrease) in net assets resulting from operations	31,403,687	17,992,941
Distributions to shareholders	(26,006,107)	–
Distributions to shareholders from net investment income	–	(36,303,188)
Distributions to shareholders from net realized gain	–	(14,417,046)
Total distributions	(26,006,107)	(50,720,234)
Affiliated share transactions
Proceeds from sales of shares	258,395,398	32,625,000
Reinvestment of distributions	26,006,107	50,720,221
Cost of shares redeemed	–	(100,013,409)
Net increase (decrease) in net assets resulting from share transactions	284,401,505	(16,668,188)
Total increase (decrease) in net assets	289,799,085	(49,395,481)
Net Assets
Beginning of period	719,197,345	768,592,826
End of period	$1,008,996,430	$719,197,345
Other Information
Distributions in excess of net investment income end of period		$(790,177)
Shares
Sold	2,716,808	326,440
Issued in reinvestment of distributions	266,577	498,455
Redeemed	–	(966,557)
Net increase (decrease)	2,983,385	(141,662)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Specialized High Income Central Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$99.83	$104.63	$103.06	$101.49	$107.68	$103.63
Income from Investment Operations
Net investment income (loss)A	2.618	5.188	5.489	5.682	5.462	5.687
Net realized and unrealized gain (loss)	(.203)	(2.758)	1.901	1.436	(6.176)	3.995
Total from investment operations	2.415	2.430	7.390	7.118	(.714)	9.682
Distributions from net investment income	(2.641)	(5.217)	(5.531)	(5.548)	(5.476)	(5.632)
Distributions from net realized gain	(.564)	(2.013)	(.289)	–	–	–
Total distributions	(3.205)	(7.230)	(5.820)	(5.548)	(5.476)	(5.632)
Net asset value, end of period	$99.04	$99.83	$104.63	$103.06	$101.49	$107.68
Total ReturnB,C	2.52%	2.42%	7.39%	7.39%	(.70)%	9.53%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	5.43%G	5.13%	5.31%	5.75%	5.22%	5.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,008,996	$719,197	$768,593	$834,126	$749,914	$474,640
Portfolio turnover rateH	25%G	62%	51%	46%	49%	78%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,402,619
Gross unrealized depreciation	(8,431,681)
Net unrealized appreciation (depreciation)	$9,970,938
Tax cost	$989,879,772

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $369,037,536 and $98,231,204, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,202.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.0018%	$1,000.00	$1,025.20	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SHI-SANN-0419
1.820820.113

Fidelity® High Income Central Fund 2 Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.7
Ally Financial, Inc.	2.7
Altice SA	2.4
Valeant Pharmaceuticals International, Inc.	2.2
Tenet Healthcare Corp.	2.1
12.1

Top Five Market Sectors as of February 28, 2019

% of fund's net assets
Energy	14.6
Healthcare	10.3
Cable/Satellite TV	9.2
Telecommunications	8.2
Diversified Financial Services	8.2

Quality Diversification (% of fund's net assets)

As of February 28, 2019
BBB	1.6%
BB	41.5%
B	41.3%
CCC,CC,C	11.1%
Not Rated	1.0%
Equities	1.2%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Nonconvertible Bonds	83.3%
Convertible Bonds, Preferred Stocks	1.8%
Common Stocks	0.5%
Bank Loan Obligations	8.9%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 22.0%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.4%
	Principal Amount	Value
Convertible Bonds - 1.1%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$210,000	$174,029
3.375% 8/15/26	4,590,000	3,942,351
		4,116,380
Energy - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	1,500,000	1,208,444
Utilities - 0.5%
SolarCity Corp. 1.625% 11/1/19	4,395,000	4,173,088

TOTAL CONVERTIBLE BONDS		9,497,912

Nonconvertible Bonds - 83.3%
Aerospace - 1.2%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	320,000	326,000
Bombardier, Inc.:
7.5% 12/1/24 (a)	1,425,000	1,453,500
7.875% 4/15/27 (a)	2,640,000	2,620,094
DAE Funding LLC:
4.5% 8/1/22 (a)	455,000	450,450
5% 8/1/24 (a)	165,000	163,556
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	625,000	637,500
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	895,000	872,625
TransDigm, Inc.:
6.25% 3/15/26 (a)	935,000	958,375
7.5% 3/15/27 (a)	3,380,000	3,396,562
		10,878,662
Automotive & Auto Parts - 0.1%
Allison Transmission, Inc. 5% 10/1/24 (a)	1,160,000	1,167,250
Banks & Thrifts - 2.8%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,183,163
5.75% 11/20/25	5,850,000	6,201,000
8% 11/1/31	1,873,000	2,285,060
8% 11/1/31	11,940,000	14,745,853
Royal Bank of Scotland Group PLC 5.125% 5/28/24	555,000	562,560
		24,977,636
Broadcasting - 1.1%
CBS Radio, Inc. 7.25% 11/1/24 (a)	1,015,000	1,006,119
Gray Escrow, Inc. 7% 5/15/27 (a)	2,460,000	2,601,450
iHeartCommunications, Inc. 9% 9/15/22 (b)	780,000	542,100
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	320,000	299,200
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	825,000	819,596
5% 8/1/27 (a)	1,900,000	1,857,212
5.375% 7/15/26 (a)	2,525,000	2,531,313
		9,656,990
Building Materials - 0.6%
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	1,175,000	1,147,094
Building Materials Corp. of America:
5.5% 2/15/23 (a)	690,000	705,525
6% 10/15/25 (a)	1,165,000	1,215,969
HD Supply, Inc. 5.375% 10/15/26 (a)	1,405,000	1,426,075
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	418,625
		4,913,288
Cable/Satellite TV - 8.4%
Altice SA:
7.625% 2/15/25 (a)	9,990,000	8,872,369
7.75% 5/15/22 (a)	12,375,000	12,297,656
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,070,000	1,056,753
5% 2/1/28 (a)	7,085,000	6,819,313
5.125% 2/15/23	1,730,000	1,758,113
5.125% 5/1/23 (a)	4,155,000	4,228,128
5.125% 5/1/27 (a)	4,210,000	4,131,063
5.5% 5/1/26 (a)	1,095,000	1,116,582
5.75% 9/1/23	1,160,000	1,181,750
5.875% 4/1/24 (a)	2,995,000	3,118,544
5.875% 5/1/27 (a)	1,285,000	1,319,936
CSC Holdings LLC:
5.125% 12/15/21 (a)	1,379,000	1,383,330
5.125% 12/15/21 (a)	760,000	762,386
5.375% 7/15/23 (a)	1,620,000	1,664,874
5.375% 2/1/28 (a)	4,590,000	4,509,675
5.5% 5/15/26 (a)	3,470,000	3,509,038
5.5% 4/15/27 (a)	2,075,000	2,085,375
6.5% 2/1/29 (a)	1,955,000	2,045,438
7.75% 7/15/25 (a)	1,240,000	1,323,700
DISH DBS Corp.:
5% 3/15/23	865,000	764,444
5.875% 7/15/22	550,000	525,250
6.75% 6/1/21	1,122,000	1,147,245
7.75% 7/1/26	385,000	333,025
Unitymedia KabelBW GmbH 6.125% 1/15/25 (a)	1,680,000	1,738,800
Virgin Media Finance PLC 4.875% 2/15/22	845,000	811,200
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	805,000	807,399
5.5% 8/15/26 (a)	2,475,000	2,462,625
VTR Finance BV 6.875% 1/15/24 (a)	845,000	868,238
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,410,000	2,325,650
		74,967,899
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26	315,000	314,606
Chemicals - 2.2%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,316,000
10% 10/15/25	1,455,000	1,665,975
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	1,006,200
5.15% 3/15/34	2,435,000	2,288,803
5.375% 3/15/44	2,190,000	1,913,513
Element Solutions, Inc. 5.875% 12/1/25 (a)	1,570,000	1,588,652
LSB Industries, Inc. 9.625% 5/1/23 (a)	510,000	532,950
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	960,000	929,472
OCI NV 6.625% 4/15/23 (a)	390,000	403,650
The Chemours Co. LLC 7% 5/15/25	1,275,000	1,329,188
TPC Group, Inc. 8.75% 12/15/20 (a)	5,360,000	5,252,800
Versum Materials, Inc. 5.5% 9/30/24 (a)	245,000	254,800
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	345,000	354,967
5.625% 10/1/24 (a)	1,095,000	1,138,800
		19,975,770
Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	45,000	43,988
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,152,113
		1,196,101
Containers - 2.1%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(c)	567,550	533,497
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	4,395,000	4,427,963
6% 2/15/25 (a)	3,938,000	3,888,775
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	368,650
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	4,795,000	4,615,188
OI European Group BV 4% 3/15/23 (a)	215,000	210,163
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	925,000	951,418
5.375% 1/15/25 (a)	2,405,000	2,452,980
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	265,000	242,475
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	1,275,000	1,275,000
		18,966,109
Diversified Financial Services - 7.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	1,996,398
Aircastle Ltd. 5% 4/1/23	755,000	767,841
CIT Group, Inc. 5% 8/15/22	472,000	487,340
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	2,661,000	2,673,826
FLY Leasing Ltd.:
5.25% 10/15/24	3,400,000	3,230,000
6.375% 10/15/21	2,460,000	2,478,450
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	655,000	655,819
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,290,000	4,338,263
6% 8/1/20	650,000	656,500
6.25% 2/1/22	445,000	458,261
International Lease Finance Corp. 5.875% 8/15/22	570,000	605,967
MSCI, Inc.:
5.375% 5/15/27 (a)	1,070,000	1,104,775
5.75% 8/15/25 (a)	520,000	540,800
Navient Corp.:
5% 10/26/20	345,000	348,019
5.875% 10/25/24	470,000	452,375
6.625% 7/26/21	675,000	697,781
6.75% 6/25/25	2,400,000	2,349,000
6.75% 6/15/26	4,520,000	4,339,200
7.25% 9/25/23	530,000	546,563
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	4,630,000	4,595,275
5.25% 8/15/22 (a)(d)	1,110,000	1,136,318
5.5% 2/15/24 (a)	9,385,000	9,701,744
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	1,710,000	1,607,400
6.875% 2/15/23 (a)	1,995,000	1,935,150
SLM Corp.:
4.875% 6/17/19	5,408,000	5,408,000
6.125% 3/25/24	5,055,000	4,928,625
7.25% 1/25/22	605,000	634,494
8% 3/25/20	2,370,000	2,475,062
Springleaf Financial Corp.:
6.125% 5/15/22	1,065,000	1,104,938
6.875% 3/15/25	535,000	548,375
7.125% 3/15/26	5,040,000	5,065,704
8.25% 12/15/20	1,195,000	1,279,546
Transocean Poseidon Ltd. 6.875% 2/1/27 (a)	1,350,000	1,387,125
		70,534,934
Diversified Media - 0.9%
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22	2,220,000	2,267,175
E.W. Scripps Co. 5.125% 5/15/25 (a)	395,000	380,188
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	870,000	859,125
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	4,185,000	4,174,538
		7,681,026
Energy - 13.4%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	575,000	569,250
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (a)	1,665,000	1,677,488
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	815,000	817,038
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	993,713
Baytex Energy Corp.:
5.125% 6/1/21 (a)	275,000	270,875
5.625% 6/1/24 (a)	830,000	744,925
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (a)	1,070,000	1,091,400
California Resources Corp. 8% 12/15/22 (a)	7,970,000	6,366,038
Callon Petroleum Co.:
6.125% 10/1/24	335,000	337,513
6.375% 7/1/26	515,000	515,000
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	4,100,000	4,182,000
Chesapeake Energy Corp.:
4.875% 4/15/22	380,000	364,800
5.375% 6/15/21	676,000	674,310
5.75% 3/15/23	745,000	718,925
8% 6/15/27	1,150,000	1,138,903
CNX Midstream Partners LP 6.5% 3/15/26 (a)	1,030,000	1,011,975
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	535,000	518,950
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (a)(c)(e)	820,000	815,907
6.5% 5/15/26 (a)	1,545,000	1,463,888
6.875% 6/15/25 (a)	980,000	955,500
Covey Park Energy LLC 7.5% 5/15/25 (a)	600,000	558,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,698,300
DCP Midstream LLC 5.85% 5/21/43 (a)(c)	540,000	477,900
DCP Midstream Operating LP 5.375% 7/15/25	445,000	462,800
Denbury Resources, Inc.:
4.625% 7/15/23	3,555,000	2,346,300
5.5% 5/1/22	2,535,000	1,863,225
7.5% 2/15/24 (a)	3,185,000	2,842,613
9.25% 3/31/22 (a)	495,000	496,238
Drax Finco PLC 6.625% 11/1/25 (a)	820,000	833,325
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	385,000	403,288
5.75% 1/30/28 (a)	3,770,000	4,015,050
Ensco PLC:
4.5% 10/1/24	780,000	603,486
5.2% 3/15/25	420,000	322,350
5.75% 10/1/44	1,156,000	742,730
7.75% 2/1/26	535,000	449,400
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	5,995,000	5,313,069
8% 11/29/24 (a)	3,135,000	2,210,175
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	879,469
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	435,000	432,825
FTS International, Inc. 6.25% 5/1/22	130,000	123,500
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,000,000	2,010,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,275,000	2,184,000
5.75% 10/1/25 (a)	960,000	954,000
6.25% 11/1/28 (a)	1,665,000	1,631,700
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	575,000	589,375
Jonah Energy LLC 7.25% 10/15/25 (a)	3,815,000	2,460,675
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	1,100,000	1,144,000
MEG Energy Corp.:
6.375% 1/30/23 (a)	180,000	164,250
7% 3/31/24 (a)	2,105,000	1,926,075
Nabors Industries, Inc. 5.75% 2/1/25	3,740,000	3,300,550
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	1,065,000	1,045,298
NextEra Energy Partners LP 4.25% 9/15/24 (a)	4,510,000	4,431,075
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	1,255,000	1,182,838
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	455,000	455,000
Noble Holding International Ltd.:
5.25% 3/15/42	620,000	384,400
6.05% 3/1/41	755,000	479,425
7.75% 1/15/24	1,373,000	1,221,970
7.875% 2/1/26 (a)	860,000	804,100
7.95% 4/1/25 (c)	1,040,000	910,000
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	575,000	569,078
5.625% 10/15/27 (a)	445,000	440,550
6.25% 6/1/24 (a)	165,000	169,125
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	955,000	976,488
7.25% 6/15/25	265,000	271,758
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	370,000	376,586
Precision Drilling Corp. 7.125% 1/15/26 (a)	730,000	717,225
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	2,400,000	2,337,000
5.625% 11/15/23	900,000	841,500
Sanchez Energy Corp.:
6.125% 1/15/23	2,775,000	419,719
7.25% 2/15/23 (a)	7,945,000	6,852,563
SemGroup Corp.:
6.375% 3/15/25	1,580,000	1,489,150
7.25% 3/15/26	1,490,000	1,441,575
SM Energy Co.:
5% 1/15/24	1,345,000	1,265,981
5.625% 6/1/25	1,690,000	1,580,150
6.125% 11/15/22	1,480,000	1,472,600
Southwestern Energy Co.:
7.5% 4/1/26	1,870,000	1,944,800
7.75% 10/1/27	1,005,000	1,043,944
Summit Midstream Holdings LLC 5.75% 4/15/25	1,230,000	1,174,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,305,813
5.25% 5/1/23	330,000	334,534
5.875% 4/15/26 (a)	1,070,000	1,112,800
6.5% 7/15/27 (a)	490,000	518,175
6.75% 3/15/24	235,000	246,163
6.875% 1/15/29 (a)	865,000	920,684
Teine Energy Ltd. 6.875% 9/30/22 (a)	600,000	603,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	1,000,000	990,710
Transocean, Inc. 9% 7/15/23 (a)	770,000	812,350
U.S.A. Compression Partners LP 6.875% 4/1/26	320,000	325,600
W&T Offshore, Inc. 9.75% 11/1/23 (a)	925,000	915,750
Weatherford International Ltd.:
6.5% 8/1/36	540,000	321,300
7% 3/15/38	351,000	209,723
Weatherford International, Inc.:
6.8% 6/15/37	780,000	466,050
9.875% 3/1/25	4,170,000	2,971,125
Whiting Petroleum Corp.:
5.75% 3/15/21	855,000	864,619
6.25% 4/1/23	235,000	236,175
6.625% 1/15/26	620,000	607,600
WPX Energy, Inc. 6% 1/15/22	61,000	62,983
		119,790,768
Entertainment/Film - 1.5%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	5,930,000	5,337,593
6.125% 5/15/27	4,917,000	4,406,861
AMC Entertainment, Inc. 5.75% 6/15/25	1,495,000	1,379,138
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	409,500
5.875% 3/15/25	1,180,000	1,209,854
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	1,340,723	670,362
		13,413,308
Environmental - 1.3%
Covanta Holding Corp.:
5.875% 3/1/24	1,282,000	1,309,243
5.875% 7/1/25	2,865,000	2,857,838
6% 1/1/27	1,615,000	1,619,038
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,730,000	3,529,513
Tervita Escrow Corp. 7.625% 12/1/21 (a)	1,755,000	1,750,613
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	315,000	305,550
		11,371,795
Food & Drug Retail - 0.1%
Performance Food Group, Inc. 5.5% 6/1/24 (a)	500,000	501,250
Rite Aid Corp. 7.7% 2/15/27	229,000	156,077
		657,327
Food/Beverage/Tobacco - 2.7%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	2,455,000	2,470,344
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,555,000	1,537,506
ESAL GmbH 6.25% 2/5/23 (a)	2,460,000	2,482,165
JBS Investments GmbH 7.25% 4/3/24 (a)	2,255,000	2,329,438
JBS Investments II GmbH 7% 1/15/26 (a)	845,000	872,463
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,845,000	1,871,384
6.75% 2/15/28 (a)	3,000,000	3,101,250
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,055,000	1,060,275
4.875% 11/1/26 (a)	320,000	320,400
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	270,000	270,000
Post Holdings, Inc.:
5% 8/15/26 (a)	4,535,000	4,359,269
5.5% 3/1/25 (a)	765,000	766,913
5.625% 1/15/28 (a)	1,070,000	1,033,888
5.75% 3/1/27 (a)	1,045,000	1,030,631
Vector Group Ltd. 6.125% 2/1/25 (a)	710,000	628,350
		24,134,276
Gaming - 2.3%
Boyd Gaming Corp.:
6% 8/15/26	680,000	697,425
6.375% 4/1/26	395,000	411,788
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	3,740,000	3,548,325
Delta Merger Sub, Inc. 6% 9/15/26 (a)	410,000	417,175
Downstream Development Authority 10.5% 2/15/23 (a)	1,075,000	1,093,813
Eldorado Resorts, Inc. 6% 4/1/25	1,055,000	1,072,144
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	190,000	196,306
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,390,000	1,336,272
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27 (a)	815,000	834,356
MGM Mirage, Inc.:
5.75% 6/15/25	1,610,000	1,644,776
7.75% 3/15/22	660,000	724,350
Scientific Games Corp. 5% 10/15/25 (a)	1,910,000	1,850,313
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	2,635,000	2,602,063
Transocean, Inc. 7.25% 11/1/25 (a)	1,890,000	1,804,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,365,000	2,262,270
Wynn Macau Ltd. 4.875% 10/1/24 (a)	525,000	506,625
		21,002,951
Healthcare - 9.3%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	300,000	297,000
Centene Escrow Corp. 5.375% 6/1/26 (a)	1,060,000	1,099,750
Community Health Systems, Inc.:
5.125% 8/1/21	2,215,000	2,173,469
6.25% 3/31/23	4,355,000	4,191,688
8% 3/15/26 (a)	5,235,000	5,166,055
8.125% 6/30/24 (a)	595,000	495,338
8.625% 1/15/24 (a)	1,070,000	1,099,425
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,415,000	1,422,075
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,440,000	2,353,868
5.125% 7/15/24	4,205,000	4,162,950
Encompass Health Corp.:
5.75% 11/1/24	1,000,000	1,010,300
5.75% 9/15/25	695,000	701,950
HCA Holdings, Inc.:
5.25% 6/15/26	645,000	680,155
5.375% 9/1/26	3,140,000	3,215,988
5.625% 9/1/28	520,000	536,172
5.875% 3/15/22	620,000	659,612
5.875% 5/1/23	1,150,000	1,216,125
5.875% 2/1/29	520,000	545,350
6.25% 2/15/21	1,045,000	1,094,993
Hologic, Inc. 4.375% 10/15/25 (a)	895,000	879,338
IMS Health, Inc. 5% 10/15/26 (a)	680,000	691,900
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	75,000	74,438
5.5% 5/1/24	575,000	588,656
6.375% 3/1/24	735,000	769,913
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(c)	1,070,000	1,056,315
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,010,000	3,025,050
5.5% 2/1/21	1,595,000	1,617,928
SP Finco LLC 6.75% 7/1/25 (a)	250,000	227,500
Teleflex, Inc. 4.875% 6/1/26	1,740,000	1,763,925
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,159,000
4.625% 7/15/24	3,260,000	3,239,625
5.125% 5/1/25	6,650,000	6,591,813
6.25% 2/1/27 (a)	2,340,000	2,408,738
6.75% 6/15/23	4,450,000	4,561,250
Teva Pharmaceutical Finance Netherlands III BV 6% 4/15/24	1,900,000	1,923,341
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	2,385,000	2,405,869
5.625% 12/1/21 (a)	458,000	458,687
5.75% 8/15/27 (a)(d)	245,000	247,144
5.875% 5/15/23 (a)	5,010,000	4,984,950
6.125% 4/15/25 (a)	3,850,000	3,705,625
8.5% 1/31/27 (a)(d)	1,625,000	1,682,891
9% 12/15/25 (a)	1,775,000	1,903,137
9.25% 4/1/26 (a)	2,145,000	2,311,238
Wellcare Health Plans, Inc.:
5.25% 4/1/25	560,000	571,732
5.375% 8/15/26 (a)	570,000	586,388
		83,558,654
Homebuilders/Real Estate - 1.8%
AV Homes, Inc. 6.625% 5/15/22	785,000	809,531
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	270,000	268,313
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,175,000	1,160,313
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	762,375
Lennar Corp.:
4.75% 11/29/27	1,605,000	1,558,856
5% 6/15/27	780,000	764,400
5.25% 6/1/26	1,791,000	1,797,716
5.875% 11/15/24	520,000	546,000
M/I Homes, Inc. 5.625% 8/1/25	480,000	450,000
Mattamy Group Corp.:
6.5% 10/1/25 (a)	800,000	771,408
6.875% 12/15/23 (a)	345,000	343,692
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (a)	615,000	613,463
Starwood Property Trust, Inc.:
4.75% 3/15/25	1,930,000	1,877,504
5% 12/15/21	865,000	883,381
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	2,265,000	2,236,688
William Lyon Homes, Inc.:
6% 9/1/23	540,000	502,200
7% 8/15/22	1,030,000	1,032,575
		16,378,415
Hotels - 1.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	4,760,000	4,736,200
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	5,340,000	5,365,151
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,545,000	1,521,825
		11,623,176
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	2,860,000	2,525,609
8.125% 2/15/24 (a)	680,000	696,575
AmWINS Group, Inc. 7.75% 7/1/26 (a)	535,000	548,375
		3,770,559
Leisure - 0.5%
Mattel, Inc.:
2.35% 8/15/21	1,600,000	1,494,000
3.15% 3/15/23	535,000	472,138
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	438,000	440,738
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	615,000	622,505
7.25% 11/30/21 (a)	1,295,000	1,343,951
Voc Escrow Ltd. 5% 2/15/28 (a)	535,000	520,288
		4,893,620
Metals/Mining - 2.7%
Alcoa Nederland Holding BV 6.125% 5/15/28 (a)	260,000	266,175
Constellium NV 5.875% 2/15/26 (a)	590,000	573,775
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	4,965,000	4,691,925
6.875% 3/1/26 (a)	3,670,000	3,431,450
7.25% 5/15/22 (a)	245,000	246,531
7.25% 4/1/23 (a)	2,705,000	2,657,663
7.5% 4/1/25 (a)	2,210,000	2,132,650
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	625,000	625,000
5.125% 5/15/24 (a)	770,000	762,300
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,080,000	2,056,600
3.875% 3/15/23	2,335,000	2,301,096
6.875% 2/15/23	770,000	813,313
Novelis Corp. 5.875% 9/30/26 (a)	775,000	755,625
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,665,000	2,483,593
Teck Resources Ltd. 8.5% 6/1/24 (a)	715,000	767,731
		24,565,427
Paper - 0.1%
CommScope Finance LLC 6% 3/1/26 (a)	1,030,000	1,054,463
NewPage Corp. 11.375% 12/31/2014 (b)(f)	4,077,567	0
		1,054,463
Publishing/Printing - 0.1%
Cengage Learning, Inc. 9.5% 6/15/24 (a)	625,000	520,313
Clear Channel International BV 8.75% 12/15/20 (a)	240,000	245,700
		766,013
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	2,367,000	2,304,866
5% 10/15/25 (a)	535,000	518,816
Golden Nugget, Inc. 6.75% 10/15/24 (a)	1,605,000	1,613,025
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	2,870,000	2,906,679
		7,343,386
Services - 1.3%
American Midstream Partners LP 9.5% 12/15/21 (a)	535,000	494,345
APX Group, Inc. 7.625% 9/1/23	1,130,000	995,813
Aramark Services, Inc.:
4.75% 6/1/26	1,840,000	1,826,200
5% 4/1/25 (a)	1,235,000	1,256,613
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	535,000	482,838
CDK Global, Inc. 5.875% 6/15/26	325,000	335,156
Corrections Corp. of America 5% 10/15/22	1,107,000	1,098,543
H&E Equipment Services, Inc. 5.625% 9/1/25	1,070,000	1,059,300
IHS Markit Ltd.:
4% 3/1/26 (a)	400,000	388,532
4.75% 2/15/25 (a)	955,000	974,778
5% 11/1/22 (a)	200,000	206,280
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	810,000	787,725
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	285,000	289,988
The GEO Group, Inc. 6% 4/15/26	345,000	319,988
United Rentals North America, Inc. 5.875% 9/15/26	1,270,000	1,300,163
		11,816,262
Steel - 0.9%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	715,000	740,919
Cleveland-Cliffs, Inc. 5.75% 3/1/25	4,870,000	4,760,425
Commercial Metals Co. 5.75% 4/15/26	2,140,000	2,102,550
		7,603,894
Super Retail - 0.6%
Asbury Automotive Group, Inc. 6% 12/15/24	2,565,000	2,603,475
Netflix, Inc. 4.375% 11/15/26	1,490,000	1,433,678
Sonic Automotive, Inc. 6.125% 3/15/27	1,680,000	1,486,800
		5,523,953
Technology - 2.5%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	3,730,000	3,613,438
Fair Isaac Corp. 5.25% 5/15/26 (a)	455,000	459,550
First Data Corp. 5% 1/15/24 (a)	1,210,000	1,241,775
Itron, Inc. 5% 1/15/26 (a)	745,000	724,513
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	625,000	641,706
Match Group, Inc. 5.625% 2/15/29 (a)	780,000	775,613
Open Text Corp. 5.875% 6/1/26 (a)	770,000	810,102
Qorvo, Inc. 5.5% 7/15/26 (a)	1,565,000	1,596,300
Symantec Corp.:
4.2% 9/15/20	655,000	662,233
5% 4/15/25 (a)	3,170,000	3,158,000
TTM Technologies, Inc. 5.625% 10/1/25 (a)	305,000	288,988
Uber Technologies, Inc. 8% 11/1/26 (a)	2,835,000	2,962,575
VeriSign, Inc. 4.625% 5/1/23	695,000	706,857
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	492,000	467,400
10.5% 2/1/24 (a)	4,895,000	4,119,338
		22,228,388
Telecommunications - 6.8%
Altice Financing SA:
6.625% 2/15/23 (a)	2,965,000	3,031,713
7.5% 5/15/26 (a)	2,865,000	2,771,888
Altice Finco SA:
7.625% 2/15/25 (a)	3,335,000	2,984,825
8.125% 1/15/24 (a)	620,000	626,200
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	755,000	770,100
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	785,000	798,738
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	610,000	620,675
5.375% 3/15/27	290,000	295,075
Frontier Communications Corp.:
8.5% 4/1/26 (a)	1,990,000	1,850,700
11% 9/15/25	2,635,000	1,683,106
GCI, Inc. 6.875% 4/15/25	1,835,000	1,871,700
Inmarsat Finance PLC 4.875% 5/15/22 (a)	395,000	395,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23	1,255,000	1,151,463
8.5% 10/15/24 (a)	1,980,000	1,999,206
Level 3 Financing, Inc.:
5.125% 5/1/23	1,540,000	1,549,764
5.375% 1/15/24	925,000	930,781
5.375% 5/1/25	335,000	334,163
5.625% 2/1/23	830,000	836,225
Neptune Finco Corp.:
6.625% 10/15/25 (a)	3,340,000	3,523,700
10.875% 10/15/25 (a)	369,000	428,040
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,054,000	1,096,160
SFR Group SA:
6.25% 5/15/24 (a)	695,000	695,000
7.375% 5/1/26 (a)	1,440,000	1,413,000
8.125% 2/1/27 (a)	535,000	537,675
Sprint Capital Corp.:
6.875% 11/15/28	2,950,000	2,911,281
6.9% 5/1/19	8,700,000	8,721,750
8.75% 3/15/32	1,175,000	1,274,141
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,354,358
Sprint Corp.:
7.125% 6/15/24	3,395,000	3,507,816
7.25% 9/15/21	1,845,000	1,948,781
7.875% 9/15/23	2,105,000	2,249,719
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,181,625
6% 4/15/24	1,840,000	1,911,300
6.5% 1/15/26	630,000	673,313
ViaSat, Inc. 5.625% 9/15/25 (a)	1,070,000	1,043,250
Wind Tre SpA 5% 1/20/26 (a)	1,755,000	1,512,986
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	980,000	950,600
		61,435,817
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	340,000	329,970
Transportation Ex Air/Rail - 1.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	1,025,000	1,035,250
5.25% 5/15/24 (a)(d)	1,600,000	1,640,000
5.5% 1/15/23 (a)	1,100,000	1,127,720
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,155,000	2,287,375
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	8,615,000	3,855,213
11.25% 8/15/22 (a)	1,065,000	676,275
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	210,000	189,000
		10,810,833
Utilities - 4.3%
Calpine Corp. 5.25% 6/1/26 (a)	1,140,000	1,115,775
Dynegy, Inc. 7.625% 11/1/24	1,852,000	1,967,750
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	660,000	646,800
7% 6/15/23	2,030,000	2,007,163
InterGen NV 7% 6/30/23 (a)	8,230,000	7,407,000
NRG Energy, Inc.:
5.75% 1/15/28	8,055,000	8,266,444
6.625% 1/15/27	2,000,000	2,130,000
NRG Yield Operating LLC 5% 9/15/26	485,000	452,263
Talen Energy Supply LLC:
6.5% 6/1/25	3,380,000	3,011,580
10.5% 1/15/26 (a)	3,805,000	3,938,175
The AES Corp.:
5.125% 9/1/27	535,000	549,713
6% 5/15/26	1,515,000	1,594,538
Vertiv Group Corp. 9.25% 10/15/24 (a)	1,540,000	1,542,002
Vistra Operations Co. LLC:
5.5% 9/1/26 (a)	1,215,000	1,260,563
5.625% 2/15/27 (a)	2,220,000	2,286,600
		38,176,366

TOTAL NONCONVERTIBLE BONDS		747,479,892

TOTAL CORPORATE BONDS
(Cost $761,349,800)		756,977,804
	Shares	Value

Common Stocks - 0.5%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (f)(g)	3,722	30,297
UC Holdings, Inc. (f)(g)	13,838	314,538

TOTAL AUTOMOTIVE & AUTO PARTS		344,835

Food & Drug Retail - 0.5%
Southeastern Grocers, Inc. (f)(g)	107,421	4,552,502
TOTAL COMMON STOCKS
(Cost $3,590,304)		4,897,337

Convertible Preferred Stocks - 0.7%
Energy - 0.3%
Chesapeake Energy Corp. Series A, 5.75%	5,300	2,896,450
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	480	532,598
Utilities - 0.3%
Vistra Energy Corp. 7.00%	30,700	3,029,623
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,577,149)		6,458,671
	Principal Amount	Value

Bank Loan Obligations - 8.9%
Aerospace - 0.3%
TransDigm, Inc. Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.993% 8/22/24 (c)(e)	2,663,275	2,624,524
Broadcasting - 0.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 11/18/24 (c)(e)	538,198	534,834
NEP/NCP Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/19/25 (c)(e)	50,000	49,917

TOTAL BROADCASTING		584,751

Cable/Satellite TV - 0.8%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9888% 1/25/26 (c)(e)	828,738	823,558
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7311% 8/19/23 (c)(e)	6,902,787	6,781,989

TOTAL CABLE/SATELLITE TV		7,605,547

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.1622% 5/9/25 (c)(e)	62,410	62,332
Diversified Financial Services - 0.3%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4804% 1/15/25 (c)(e)	2,413,497	2,410,721
Energy - 0.7%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3695% 11/3/25 (c)(e)	445,000	429,981
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.868% 12/31/21 (c)(e)	825,000	864,707
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.243% 12/31/22 (c)(e)	1,280,000	1,258,662
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9938% 5/7/25 (c)(e)	542,275	524,651
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 2/21/26 (e)(h)	3,230,000	3,189,625
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (c)(e)	165,000	165,000

TOTAL ENERGY		6,432,626

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.7215% 8/1/24 (c)(e)	696,188	689,803
Food & Drug Retail - 0.8%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7665% 5/31/24 (c)(e)	5,472,500	5,249,058
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.868% 11/25/22 (c)(e)	1,956,889	1,797,070

TOTAL FOOD & DRUG RETAIL		7,046,128

Gaming - 0.5%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 12/22/24 (c)(e)	2,110,182	2,102,269
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/18/24 (c)(e)	1,755,756	1,742,237
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2411% 10/4/23 (c)(e)	539,074	536,379

TOTAL GAMING		4,380,885

Healthcare - 1.0%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.8789% 1/27/21 (c)(e)	608,153	604,048
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9814% 11/16/25 (c)(e)	2,305,000	2,301,151
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.053% 12/31/22 (c)(e)	379,137	378,458
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2623% 11/27/25 (c)(e)	1,915,375	1,909,150
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5123% 6/1/25 (c)(e)	1,195,499	1,196,097
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/5/26 (c)(e)	2,340,000	2,325,375

TOTAL HEALTHCARE		8,714,279

Insurance - 0.5%
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2484% 1/25/24 (c)(e)	437,767	435,188
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (c)(e)	4,343,175	4,298,267

TOTAL INSURANCE		4,733,455

Publishing/Printing - 0.0%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7399% 6/7/23 (c)(e)	260,000	239,606
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 2/17/24 (c)(e)	823,421	816,430
Services - 0.7%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (c)(e)	3,316,599	3,280,414
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.1289% 11/30/25 (c)(e)	2,820,000	2,777,700
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 4/26/24 (c)(e)	465,851	466,028

TOTAL SERVICES		6,524,142

Steel - 0.1%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.803% 8/23/23 (c)(e)	1,407,188	1,414,223
Super Retail - 0.5%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 9/25/24 (c)(e)	4,309,091	4,294,742
Technology - 0.8%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 7.053% 10/2/25 (c)(e)	1,095,000	1,087,740
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 4/30/25 (c)(e)	1,635,900	1,630,796
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4899% 4/26/24 (c)(e)	507,612	506,835
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9863% 11/1/24 (c)(e)	2,105,000	2,140,701
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.7363% 11/1/23 (c)(e)	1,666,575	1,659,075
SS&C Technologies, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/16/25 (c)(e)	229,422	228,346

TOTAL TECHNOLOGY		7,253,493

Telecommunications - 1.3%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.25% 3/31/21 (c)(e)	4,276,056	4,211,915
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (c)(e)	276,640	266,266
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2291% 11/27/23 (c)(e)	355,000	354,634
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9791% 1/2/24 (c)(e)	300,000	303,999
Tranche B-5, term loan 6.625% 1/2/24	300,000	303,000
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/1/24 (c)(e)	3,676,901	3,654,509
SFR Group SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4888% 8/14/26 (c)(e)	1,097,250	1,065,704
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 2/2/24 (c)(e)	740,000	730,750
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (c)(e)	604,238	595,929

TOTAL TELECOMMUNICATIONS		11,486,706

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.5% 6/22/22 (c)(e)	537,529	537,529
Utilities - 0.2%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6289% 11/30/23 (c)(e)	1,207,543	1,168,298
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 12/14/23 (c)(e)	352,800	352,211

TOTAL UTILITIES		1,520,509

TOTAL BANK LOAN OBLIGATIONS
(Cost $79,297,017)		79,372,431

Preferred Securities - 3.2%
Banks & Thrifts - 3.1%
Bank of America Corp. 5.875% (c)(i)	11,210,000	11,268,212
Barclays Bank PLC 7.625% 11/21/22	1,710,000	1,880,681
Citigroup, Inc.:
5.95% (c)(i)	6,905,000	7,077,493
6.3% (c)(i)	6,510,000	6,744,018
Credit Agricole SA 6.625% (a)(c)(i)	450,000	459,769

TOTAL BANKS & THRIFTS		27,430,173

Energy - 0.1%
Summit Midstream Partners LP 9.5% (c)(i)	1,065,000	1,006,249
TOTAL PREFERRED SECURITIES
(Cost $28,107,464)		28,436,422
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.44% (j)
(Cost $21,773,509)	21,774,357	21,778,712
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $900,695,243)		897,921,377
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(689,658)
NET ASSETS - 100%		$897,231,719

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $424,818,453 or 47.3% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Level 3 security

 (g) Non-income producing

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$654,888
Total	$654,888

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$344,835	$--	$--	$344,835
Consumer Staples	4,552,502	--	--	4,552,502
Energy	2,896,450	--	2,896,450	--
Real Estate	532,598	--	532,598	--
Utilities	3,029,623	--	3,029,623	--
Corporate Bonds	756,977,804	--	756,977,804	--
Bank Loan Obligations	79,372,431	--	79,372,431	--
Preferred Securities	28,436,422	--	28,436,422	--
Money Market Funds	21,778,712	21,778,712	--	--
Total Investments in Securities:	$897,921,377	$21,778,712	$871,245,328	$4,897,337

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.0%
Canada	4.8%
Luxembourg	4.5%
Cayman Islands	3.2%
Netherlands	1.9%
Multi-National	1.4%
United Kingdom	1.4%
Ireland	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $878,921,734)	$876,142,665
Fidelity Central Funds (cost $21,773,509)	21,778,712
Total Investment in Securities (cost $900,695,243)		$897,921,377
Cash		55,757
Receivable for investments sold
Regular delivery		2,390,222
Delayed delivery		713,125
Interest receivable		13,195,051
Distributions receivable from Fidelity Central Funds		52,607
Total assets		914,328,139
Liabilities
Payable for investments purchased
Regular delivery	$12,658,509
Delayed delivery	4,434,313
Other payables and accrued expenses	3,598
Total liabilities		17,096,420
Net Assets		$897,231,719
Net Assets consist of:
Paid in capital		$913,289,757
Total distributable earnings (loss)		(16,058,038)
Net Assets, for 8,160,266 shares outstanding		$897,231,719
Net Asset Value, offering price and redemption price per share ($897,231,719 ÷ 8,160,266 shares)		$109.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$746,680
Interest		26,703,897
Income from Fidelity Central Funds		654,888
Total income		28,105,465
Expenses
Custodian fees and expenses	$6,716
Independent directors' fees and expenses	2,753
Legal	917
Miscellaneous	3
Total expenses before reductions	10,389
Expense reductions	(7,848)
Total expenses after reductions		2,541
Net investment income (loss)		28,102,924
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,197,834)
Fidelity Central Funds	2,774
Foreign currency transactions	(1,007)
Total net realized gain (loss)		(12,196,067)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	709,051
Fidelity Central Funds	(2,774)
Total change in net unrealized appreciation (depreciation)		706,277
Net gain (loss)		(11,489,790)
Net increase (decrease) in net assets resulting from operations		$16,613,134

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,102,924	$57,394,335
Net realized gain (loss)	(12,196,067)	10,346,046
Change in net unrealized appreciation (depreciation)	706,277	(22,053,779)
Net increase (decrease) in net assets resulting from operations	16,613,134	45,686,602
Distributions to shareholders	(34,697,948)	–
Distributions to shareholders from net investment income	–	(56,643,250)
Distributions to shareholders from net realized gain	–	(616,160)
Total distributions	(34,697,948)	(57,259,410)
Affiliated share transactions
Reinvestment of distributions	30,985,579	10,617,535
Cost of shares redeemed	–	(14,846)
Net increase (decrease) in net assets resulting from share transactions	30,985,579	10,602,689
Total increase (decrease) in net assets	12,900,765	(970,119)
Net Assets
Beginning of period	884,330,954	885,301,073
End of period	$897,231,719	$884,330,954
Other Information
Distributions in excess of net investment income end of period		$(1,009,740)
Shares
Sold	–	–
Issued in reinvestment of distributions	285,731	94,015
Redeemed	–	(131)
Net increase (decrease)	285,731	93,884

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund 2

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$112.30	$113.78	$110.82	$109.78	$118.45	$114.34
Income from Investment Operations
Net investment income (loss)A	3.513	7.336	7.352	7.278	7.064	7.292
Net realized and unrealized gain (loss)	(1.512)	(1.497)	2.982	.631	(8.871)	3.876
Total from investment operations	2.001	5.839	10.334	7.909	(1.807)	11.168
Distributions from net investment income	(3.501)	(7.240)	(7.374)	(6.869)	(6.863)	(7.058)
Distributions from net realized gain	(.850)	(.079)	–	–	–	–
Total distributions	(4.351)	(7.319)	(7.374)	(6.869)	(6.863)	(7.058)
Net asset value, end of period	$109.95	$112.30	$113.78	$110.82	$109.78	$118.45
Total ReturnB,C	1.89%	5.29%	9.60%	7.75%	(1.58)%	9.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	.01%	- %G	- %G	- %G
Expenses net of fee waivers, if any	- %F,G	- %G	.01%	- %G	- %G	- %G
Expenses net of all reductions	- %F,G	- %G	.01%	- %G	- %G	- %G
Net investment income (loss)	6.51%F	6.49%	6.54%	6.93%	6.19%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$897,232	$884,331	$885,301	$852,409	$792,221	$872,004
Portfolio turnover rateH	47%F	57%	46%	47%	40%	56%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, certain conversion ratio adjustments, equity-debt classifications, contingent interest, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,089,211
Gross unrealized depreciation	(22,905,087)
Net unrealized appreciation (depreciation)	$(2,815,876)
Tax cost	$900,737,253

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $241,740,156 and $186,083,058, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7,848.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. In February 2019, the parties reached a preliminary settlement that remains subject to negotiation and final approval by the Bankruptcy Court. Given these contingencies, Management cannot determine at this time the amount of loss that may be realized, but expects the amount to be less than the $1,316,020 received in 2009. The Fund is also incurring legal costs in defending the case.

9. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity High Income Central Fund 1. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity High Income Central Fund 1 in exchange for shares of the Fund equal in value to the net assets of Fidelity High Income Central Fund 1 on the day the reorganization is effective. The reorganization provides shareholders of Fidelity High Income Central Fund 1 access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity High Income Central Fund 1 shareholder approval and is expected to become effective in May 2019. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.0024%	$1,000.00	$1,018.90	$.01
Hypothetical-C		$1,000.00	$1,024.78	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 2

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

HICII-SANN-0419
1.861965.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019